INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES
7.	INVENTORIES

Inventories consisted of the followings:

	As of December 31,
	2021	2022
	RMB	RMB
Finished goods	422,627	309,239
Raw materials	153,724	193,052
Inventories	576,351	502,291

For the years ended December 31, 2020, 2021 and 2022, the Group recorded write-down of RMB22,577, RMB8,103 and RMB32,846 for obsolete inventories.